Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 21,836
2023	18,156
2024	18,120
2025	14,251
2026 and thereafter	28,059
Total	$ 100,422	$ 2,000	$ 3,166	$ 4,332